INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Customer Relationships	Domain Names(1)	Technology(2)	Other (1)	Total
Cost
Balance at January 1, 2018	$8,500	$4,300	$19,947	$205	$32,952
Additions	-	-	1,070	-	1,070
Balance at December 31, 2018	$8,500	$4,300	$21,017	$205	$34,022
Additions	-	-	1,147	-	1,147
Balance at December 31, 2019	$8,500	$4,300	$22,164	$205	$35,169
Amortization and impairment losses
Balance at January 1, 2018	$2,621	$-	$15,066	$-	$17,687
Amortization for the year	850	-	1,533	-	2,383
Balance at December 31, 2018	$3,471	$-	$16,599	$-	$20,070
Amortization for the year	850	-	1,443	-	2,293
Balance at December 31, 2019	$4,321	$-	$18,042	$-	$22,363
Carrying amounts
At December 31, 2018	$5,029	$4,300	$4,418	$205	$13,952
At December 31, 2019	$4,179	$4,300	$4,122	$205	$12,806

(1) Domain names and Other which includes Patents and Trademarks are deemed to have indefinite useful lives and are therefore not amortized. The Corporation's classification of certain intangible assets with indefinite useful lives is based on the expectation that these assets will continue to contribute to the Corporation's net cash inflows on an indefinite basis.  The determination of these assets as having indefinite useful lives is based on judgment that includes an analysis of relevant factors, including the expected usage of the asset, anticipated renewal of the licenses, the typical life cycle of the asset and anticipated changes in the market demand for the products and services that the asset helps generate.

(2) Technology includes technological assets acquired through acquisitions and internally designed software.